Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Summary of fair value of identifiable assets and liabilities as of the settlement date
The fair value of identifiable assets and liabilities as of the settlement date was determined pursuant to IFRS 3 as follows:

As of March 31, 2025
Property, plant and equipment (“oil and gas assets”)	2,055,517
Right-of-use assets	499
Trade and other receivables	321,086
Inventories	1,451
Cash, bank balances and other short-term investments	58,132

Total assets acquired	2,436,685

Provisions (1)	24,064
Lease liabilities	594
Borrowings	50,505
Deferred income tax liabilities (2)	157,353
Salaries and payroll taxes	562
Income tax liability	111,554
Other taxes and royalties	12,167
Trade and other payables	182,915

Total liabilities assumed	539,714

Total net assets measured at fair value	1,896,971

(1)	Includes 12,013 and 12,051 of provision for well plugging and abandonment and contingencies, respectively (Notes 22.1 and 22.3).
(2)	Includes a net deferred income tax liability of 194,035 mainly related to the amount recognized in “Property, plant and equipment”.

Summary of business combination net cash acquired explanatory

As of March 31, 2025
Cash consideration	(899,687)
Cash and cash equivalent acquired	58,132

Payment for Business Combination, net of cash acquired	(841,555)